Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 15, 2016	Feb. 29, 2016	Dec. 31, 2014
Subsequent Events
Amount authorized to repurchase			$ 500
E-House
Subsequent Events
Equity contribution agreed to be paid	$ 140
E-House
Subsequent Events
Cash consideration (USD per share)	$ 6.85
Subsequent Event
Subsequent Events
Amount authorized to repurchase		$ 500
Subsequent Event | E-House
Subsequent Events
Equity contribution agreed to be paid	$ 140
Subsequent Event | E-House
Subsequent Events
Cash consideration (USD per share)	$ 6.85